Cover	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2020
Entity File Number	001-36338
Entity Registrant Name	22nd Century Group, Inc.
Entity Central Index Key	0001347858
Entity Tax Identification Number	98-0468420
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8560 Main Street
Entity Address, Address Line Two	Suite 4
Entity Address, City or Town	Williamsville
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14221
City Area Code	716
Local Phone Number	270-1523
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.00001 par value
Trading Symbol	XXII
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false